EVENTS AFTER THE REPORTING PERIOD (Details Textual)				3 Months Ended		12 Months Ended
	May 01, 2019 CAD ($) shares	Apr. 01, 2019	May 02, 2018 CAD ($)	Mar. 31, 2019 CAD ($) shares option	Mar. 31, 2019 USD ($) shares option $ / shares	Dec. 31, 2018 CAD ($) option RSU shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares granted | option				468,000	468,000	2,811,000
Exercise price, option granted				$ 3.53		$ 4.16
Number of restricted share units granted | RSU						5,000
Ordinary shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares					2,565,100	141,443,116
Gross proceeds from shares issued					$ 10,043,680
Par value per share | $ / shares					$ 3.92
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares in entity held by entity or by its subsidiaries or associates | shares	4,955,947
Subsequent Events [Member] | Verdelite Property Holdings Inc Member [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash transferred	$ 7,500,000
Amount Of Remaining Cash Is Payable In Acquisition			$ 22,300,000
Volume Weighted Average Price Discounted Rate	10.00%
Event after reporting period | Employees and consultants
Disclosure of non-adjusting events after reporting period [line items]
Number of shares granted | shares				4,915,000	4,915,000
Exercise price, option granted				$ 4.15
Option vesting period				3 years	3 years
Number of restricted share units granted | shares				475,000	475,000
Number of restricted share units granted vesting period				2 years	2 years
Options expiry period				5 years	5 years
Event after reporting period | Pure Sunfarm | Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of purchase aggregate cannabis production from Delta 3 And Delta 2 in 2020, 2021 and 2022		25.00%
At-the-market equity program | GMP Securities L.P. (the "Agent")
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale or issue of treasury shares				$ 39,000,000